Share based compensation (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Weighted Average Remaining Contractual Life In Years		0 years
Options Vested Five [Member]
Number of options	1,124	716
Weighted Average Remaining Contractual Life In Years	7 years 4 months 17 days
Weighted Average Exercise Price	$ 391.60	$ 391.60
Weighted Average Remaining Contractual Life In Years		7 years 10 months 17 days
Options Vested Four [Member]
Number of options	9,521	5,373
Weighted Average Remaining Contractual Life In Years	7 years 5 months 27 days
Weighted Average Exercise Price	$ 155.12	$ 158.40
Weighted Average Remaining Contractual Life In Years		7 years 7 months 6 days
Options Vested Three [Member]
Number of options	6,394	4,202
Weighted Average Remaining Contractual Life In Years	8 years 2 months 19 days
Weighted Average Exercise Price	$ 102.46	$ 105.20
Weighted Average Remaining Contractual Life In Years		8 years 7 months 17 days
Options Vested Two [Member]
Number of options	4,896
Weighted Average Remaining Contractual Life In Years	9 years 1 month 2 days
Weighted Average Exercise Price	$ 51.23
Options Vested One [Member]
Number of options	250
Weighted Average Remaining Contractual Life In Years	9 years 5 months 1 day
Weighted Average Exercise Price	$ 20.00
Options Vested [Member]
Number of options	22,185	10,291
Weighted Average Remaining Contractual Life In Years	8 years 18 days
Weighted Average Exercise Price	$ 127.49	$ 152.80
Weighted Average Remaining Contractual Life In Years		8 years 15 days
Options Outstanding and Exercisable Five [Member]
Number of options	1,124	1,375
Weighted Average Remaining Contractual Life In Years	7 years 4 months 17 days	7 years 10 months 17 days
Weighted Average Exercise Price	$ 391.60	$ 391.60
Options Outstanding and Exercisable One [Member]
Number of options	5,375	8,125
Weighted Average Remaining Contractual Life In Years	9 years 3 months 7 days	9 years 9 months 7 days
Weighted Average Exercise Price	$ 24.35	$ 22.40
Options Outstanding and Exercisable Three [Member]
Number of options	10,553	12,864
Weighted Average Remaining Contractual Life In Years	8 years 2 months 19 days	8 years 8 months 1 day
Weighted Average Exercise Price	$ 102.93	$ 104.00
Options Outstanding and Exercisable Four [Member]
Number of options	12,625	12,625
Weighted Average Remaining Contractual Life In Years	7 years 6 months 18 days	8 years 15 days
Weighted Average Exercise Price	$ 155.28	$ 155.20
Options Outstanding and Exercisable Two [Member]
Number of options	13,729	15,761
Weighted Average Remaining Contractual Life In Years	9 years 1 month 2 days	9 years 7 months 2 days
Weighted Average Exercise Price	$ 51.21	$ 51.60
Options Outstanding and Exercisable [Member]
Number of options	43,406	50,750
Weighted Average Remaining Contractual Life In Years	8 years 4 months 28 days	8 years 11 months 12 days
Weighted Average Exercise Price	$ 99.55	$ 95.20
Exercise Prices Four [Member] | Maximum [Member]
Exercise Prices	160.00	160.00
Exercise Prices Four [Member] | Minimum [Member]
Exercise Prices	120.01	120.01
Exercise Prices Three [Member] | Maximum [Member]
Exercise Prices	120.00	120.00
Exercise Prices Three [Member] | Minimum [Member]
Exercise Prices	80.01	80.01
Exercise Prices Two [Member] | Maximum [Member]
Exercise Prices	80.00	80.00
Exercise Prices Two [Member] | Minimum [Member]
Exercise Prices	40.01	40.01
Exercise Prices One [Member] | Maximum [Member]
Exercise Prices	40.00	40.00
Exercise Prices One [Member] | Minimum [Member]
Exercise Prices	18.80	18.80
Exercise Prices Five [Member] | Maximum [Member]
Exercise Prices	391.60	391.60
Exercise Prices Five [Member] | Minimum [Member]
Exercise Prices	$ 160.01	$ 160.01